Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2019
Significant accounting policies
Basis of presentation

(a)Basis of presentation

These unaudited condensed consolidated interim financial statements include the accounts of the Company and its wholly-owned subsidiaries (its “subsidiaries”) (together the “Company”). These unaudited condensed consolidated interim financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) applicable to the preparation of condensed interim financial statements, including IAS 34 Interim Financial Reporting. These condensed consolidated interim financial statements should be read in conjunction with the Company’s annual consolidated financial statements for the year ended December 31, 2018 and were prepared using the same accounting policies, method of computation and presentation as were applied in the annual consolidated financial statements for the year ended December 31, 2018, except as noted in Note 2(b). These condensed consolidated financial statements were authorized for issuance by the Board of Directors on August 7, 2019.

The financial information included herein reflects all adjustments, consisting only of normal recurring adjustments which, in the opinion of management, are necessary for a fair presentation of the results for the interim periods presented. The results of operations for the three and six months ended June 30, 2019 are not necessarily indicative of the results to be expected for the full year. Seasonality is not considered to have a significant impact over the condensed consolidated interim financial statements. Taxes on income in the interim period have been accrued using the tax rates that would be applicable to expected total annual income.

New and amended standards adopted and issued but not yet effective

(b)New and amended standards adopted by the Company

The following accounting standards were adopted by the Company as of January 1, 2019. The impact of the adoption of these standards and the new accounting policies are disclosed below.

IFRS 16 Leases

Effective January 1, 2019, the Company has adopted IFRS 16 Leases (“IFRS 16”). IFRS 16 requires lessees to recognize assets and liabilities for most leases. The new standard was applied using a modified retrospective approach whereby the effects of the change in accounting policies for leases as at January 1, 2019 are presented together as a single adjustment to the opening balance of deficit. Therefore, the comparative information has not been restated and continues to be reported under IAS 17 Leases.

As permitted under transitional provisions, the Company has elected to use the following practical expedients:

•	Not to separate non-lease from lease components, and instead account for each lease component and any associated non-lease components as a single lease component.
•	Not to recognize right-of-use assets and associated liabilities for low value assets or lease terms of 12 months or less.
•	Measure its right-of-use assets at amounts equal to the associated lease liabilities; as such, the adjustment to deficit on transition is nil.

The Company’s significant lease arrangements relate to its office premises. Adoption of the new standard resulted in the recognition of right-of-use assets of $2.8 million within other assets on the statement of financial position, measured at an amount equal to the related lease liability, discounted using a weighted average incremental borrowing rate of 4.55% at January 1, 2019.

IFRIC 23 Uncertainty over Income Tax Treatments

Effective January 1, 2019, the Company has adopted IFRIC 23 Uncertainty over Income Tax Treatments (“IFRIC 23”). IFRIC 23 clarifies how to apply the recognition and measurement requirements of IAS 12 Income Taxes when there is uncertainty over income tax treatments. The application of IFRIC 23 did not impact the Company’s consolidated financial statements.

(c)New accounting standards issued but not yet effective

Amendments to IFRS 3 Business Combinations

In October 2018, the IASB issued amendments to the definition of a business in IFRS 3 Business Combinations (“IFRS 3”). The amendments are intended to assist entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition. The amendments clarify the minimum requirements for a business, remove the assessment of whether market participants are capable of replacing any missing elements, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs, and introduce an optional fair value concentration test. The amendments to IFRS 3 are effective for annual reporting periods beginning on or after January 1, 2020 and apply prospectively. Earlier application is permitted. While it is generally expected that the application of the amendments will result in more acquisitions being accounted for as asset acquisitions, the Company will evaluate the impact of the amendments based on the nature and terms of acquisitions the Company may complete in future periods.